Average Annual Total Returns{- Fidelity® Series Global ex U.S. Index Fund} - 10.31 Fidelity Series Global ex U.S. Index Fund PRO-09 - Fidelity® Series Global ex U.S. Index Fund	Fidelity Series Global ex U.S. Index Fund-Default Return Before Taxes Past 1 year	Fidelity Series Global ex U.S. Index Fund-Default Return Before Taxes Past 5 years	Fidelity Series Global ex U.S. Index Fund-Default Return Before Taxes Past 10 years	Fidelity Series Global ex U.S. Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series Global ex U.S. Index Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series Global ex U.S. Index Fund-Default After Taxes on Distributions Past 10 years	Fidelity Series Global ex U.S. Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series Global ex U.S. Index Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series Global ex U.S. Index Fund-Default After Taxes on Distributions and Sales Past 10 years	MS112 Past 1 year	MS112 Past 5 years	MS112 Past 10 years
Total	10.76%	9.06%	4.88%	10.23%	8.38%	4.29%	6.59%	6.99%	3.75%	10.81%	9.11%	5.07%